SUPPLEMENT DATED SEPTEMBER 29, 2010

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS
DATED MAY 1, 2010

1.
The information related to John Ingallinera and Wendy L. Nickerson for the Life Series High Yield Fund under the heading “Portfolio Manager” on page 18 is deleted and the entire section is replaced with the following:

Portfolio Manager: The Fund has been managed by Muzinich since 2009, by a team of investment professionals who have active roles in managing the Fund.  Dennis V. Dowden and Clinton Comeaux have served as Portfolio Managers of the Fund since 2009 and Bryan Petermann has served as Portfolio Manager of the Fund since September 2010.

2.
The information related to John Ingallinera and Wendy L. Nickerson under the “Fund Management In Greater Detail” section in the second full paragraph on page 69 is deleted and the entire paragraph is replaced with the following:

The Fund is managed by a team of investment professionals who have active roles in managing the Fund, including the following: Dennis V. Dowden, Portfolio Manager, who joined Muzinich in 2001 and prior thereto was Director of high yield research at ABN AMRO, Inc. (1999-2001); Clinton Comeaux, Portfolio Manager, who joined Muzinich in 2006 and prior thereto was a research analyst at WR Huff Asset Management (2004-2006); and Bryan Petermann, Portfolio Manager, who joined Muzinich in September 2010 and prior thereto served as Managing Director, Head of High Yield, at Pinebridge Investments (f/k/a AIG Investments), for the last 5 years of his tenure, (2000-2010). Each investment professional has served as a Portfolio Manager of the Fund since 2009, except for Mr. Petermann who has served as Portfolio Manager since September 2010. The same team of investment professionals also manages another First Investors Fund.

LSP0910

SUPPLEMENT DATED SEPTEMBER 29, 2010

FIRST INVESTORS LIFE SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2010

1.   The information related to John Ingallinera and Wendy L. Nickerson for the High Yield Fund in the section “Portfolio Managers” under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2009” on page I-13 is deleted and supplemented with the following:

A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 20091
Name of Portfolio Manager and Fund (s) Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
Muzinich’s Portfolio Managers:
Bryan Petermann: High Yield Fund	Other Registered Investment Companies	1	$499	0	$0
	Other Pooled Investment Vehicles	21	$3881	4	$464
	Other Accounts	13	$1005	4	$213

1 On September 27, 2010, Bryan Petermann began serving as a Portfolio Manager of the Fund and the chart above reflects the most recent available information as of August 31, 2010.

2.   The information related to John Ingallinera and Wendy L. Nickerson for the High Yield Fund in the section “Portfolio Managers” under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2009” on page I-18 is deleted and supplemented with the following:

D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 20092
Muzinich’s Portfolio Managers:
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership (dollars)
Bryan Petermann	High Yield Fund	None

2 The Information for Bryan Petermann is as of September 28, 2010.

LSSAI0910